Prepayments for Lease of Land (Details) - Schedule of Prepayments for Lease of Land - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepayments for Lease of Land [Abstract]
Prepayments for lease of land		$ 401,031
Less: accumulated amortization		(96,244)
Total		$ 304,787